HSBC Holdings statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 32,309		$ 30,348		$ 17,058
Adjustments for non-cash items:
– depreciation, amortisation and impairment/expected credit losses		4,080		3,466		3,850
– share-based payment expense		529		482		400
– other non-cash items included in profit before tax		(5,290)		(4,299)		(774)
Elimination of exchange differences	[1]	26,734		(10,678)		48,718
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(20,662)		(9,994)		14,164
Change in net trading securities and derivatives		(41,385)		(63,247)		20,166
Change in other assets	[2]	7,685		(10,254)		(12,858)
Change in debt securities in issue		11,942		11,945		12,518
Change in financial liabilities designated at fair value		(2,248)		10,097		(13,654)
Change in other liabilities		(1,603)		8,742		6,021
Tax received		(6,611)		(4,117)		(2,776)
Net cash from operating activities		65,305		39,111		19,355
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments	[2]	(523,454)		(563,561)		(511,097)
Proceeds from the sale and maturity of financial investments	[2]	453,502		504,174		492,624
Net investment in intangible assets		(2,542)		(2,550)		(3,125)
Net cash from investing activities		(76,564)		(62,912)		(27,401)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		3,602		1,996		0
Redemption of preference shares and other equity instruments		(3,433)		(4,003)		(2,266)
Purchase of own shares		(11,348)		(5,812)		(2,285)
Subordinated loan capital issued		4,361		5,237		7,300
Subordinated loan capital repaid	[3]	(2,000)		(2,147)		(1,777)
Net cash from financing activities		(26,459)		(17,558)		(6,286)
Net decrease in cash and cash equivalents		(37,718)		(41,359)		(14,332)
Cash and cash equivalents at 1 Jan		490,933	[4]	521,671	[4]	574,032
Exchange differences in respect of cash and cash equivalents		(18,275)		10,621		(38,029)
Cash and cash equivalents at 31 Dec	[4]	434,940		490,933		521,671
Cash and cash equivalents comprise:
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		9,827		14,866		18,878
– loans and advances to HSBC undertakings of one month or less		69,803		76,620		72,295
HSBC Holdings
Cash flows from (used in) operating activities [abstract]
Profit before tax		20,549		8,235		9,280
Adjustments for non-cash items:
Adjustments for non-cash items		11,721		5,611		(2,500)
– depreciation, amortisation and impairment/expected credit losses		11,552		5,629		(2,428)
– share-based payment expense		1		0		1
– other non-cash items included in profit before tax		53		(38)		(73)
Elimination of exchange differences	[5]	115		20		0
Change in loans to HSBC undertakings		(2,753)		(1,267)		(1,657)
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(1,978)		(7,767)		(914)
Change in net trading securities and derivatives		(1,537)		(529)		4,712
Change in other assets		603		363		51
Change in financial investments		0		0		196
Change in debt securities in issue		469		1,964		(5,625)
Change in financial liabilities designated at fair value		292		3,096		(4,755)
Change in other liabilities		(1,897)		1,947		(3,394)
Tax received		1,691		577		215
Net cash from operating activities		27,160		12,230		(4,391)
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(29,812)		(7,803)		(21,481)
Proceeds from the sale and maturity of financial investments		31,779		20,074		17,165
Net cash outflow from acquisition of or increase in stake of subsidiaries		(7,473)		(2,517)		(5,696)
Repayment of capital from subsidiaries		2,963		4,993		3,860
Net investment in intangible assets		(43)		(46)		(39)
Net cash from investing activities		(2,586)		14,701		(6,191)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		3,648		2,059		67
Redemption of preference shares and other equity instruments		(2,250)		(4,003)		(2,266)
Purchase of own shares		(532)		(855)		(438)
Cancellation of shares		(11,204)		(5,812)		(2,298)
Subordinated loan capital issued		4,268		5,270		7,300
Subordinated loan capital repaid		(3,994)		0		0
Debt securities issued		16,102		17,180		18,076
Debt securities repaid		(18,179)		(13,047)		(10,094)
Dividends paid on ordinary shares		(15,348)		(10,492)		(5,330)
Dividends paid to holders of other equity instruments		(1,062)		(1,101)		(1,214)
Net cash from financing activities		(28,551)		(10,801)		3,803
Net decrease in cash and cash equivalents		(3,977)		16,130		(6,779)
Cash and cash equivalents at 1 Jan		22,814		6,756		13,535
Exchange differences in respect of cash and cash equivalents	[6]	(144)		(72)		0
Cash and cash equivalents at 31 Dec		18,693		22,814		6,756
Cash and cash equivalents comprise:
– cash at bank with HSBC undertakings		2,548		7,029		3,210
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		2,544		3,422		3,544
– loans and advances to HSBC undertakings of one month or less		8,500		0		0
– treasury and other eligible bills		$ 5,101		$ 12,363		$ 2

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Post adoption of IFRS 17 ‘Insurance Contracts’, certain assets have been reclassified from ‘Investing activities’ to ‘Operating activities’. The comparative data for 2022 have not been re-presented.
[3]	Subordinated liabilities changes during the year are attributable to repayments of $(2.0)bn (2023: $(2.1)bn; 2022: $(1.8)bn) of securities. Non-cash changes during the year included foreign exchange gains/losses of $1.6bn gain (2023: $0.6bn loss; 2022: $1.1bn gain) and fair value gains/losses of $1.0bn gain (2023:
$0.8bn loss; 2022: $3.1bn gain).

[4]	At 31 December 2024, $50.4bn (2023: $61.8bn; 2022: $59.3bn) was not available for use by HSBC due to a range of restrictions, including currency exchange and other restrictions.
[5]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense. As this change has immaterial impact, 2022 prior period comparatives have not been restated.

[6]	In 2023, additional disclosure has been made in respect of exchange differences on cash and cash equivalents. As this change has immaterial impact, 2022 prior period comparatives have not been restated.